Employee Benefits and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Defined Benefit Plan [Abstract]
Changes in Benefit Obligation and Fair Value of Plan Assets
Table 23.1 presents the changes in the benefit obligation and the fair value of plan assets, the funded status, and the amounts recognized on the balance sheet. The increases in the benefit obligation of the qualified plans and nonqualified plans were primarily due to actuarial losses, reflecting a decrease in the discount rates, partially offset by benefits paid. The decrease in the benefit obligation for the other benefit plans was primarily due to benefits paid (net of participant contributions) and net actuarial gains, partially offset by interest cost. Net actuarial gains were primarily due to actual benefit claims being less than projected, partially offset by a decrease in the discount rate.

Table 23.1: Changes in Benefit Obligation and Fair Value of Plan Assets

	December 31, 2019			December 31, 2018
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$10,129	557	555	11,110	621	611
Service cost	11	—	—	11	—	—
Interest cost	419	22	23	392	21	21
Plan participants’ contributions	—	—	44	—	—	48
Actuarial loss (gain)	1,229	49	(11)	(674)	(27)	(33)
Benefits paid	(672)	(57)	(86)	(719)	(57)	(92)
Medicare Part D subsidy	—	—	—	—	—	2
Settlements, Curtailments, and Amendments	(2)	—	—	1	—	—
Other	—	—	—	13	—	—
Foreign exchange impact	2	1	—	(5)	(1)	(2)
Benefit obligation at end of year	11,116	572	525	10,129	557	555

Change in plan assets:
Fair value of plan assets at beginning of year	9,477	—	511	10,667	—	565
Actual return on plan assets	1,758	—	64	(478)	—	(17)
Employer contribution	199	57	7	10	57	5
Plan participants’ contributions	—	—	44	—	—	48
Benefits paid	(672)	(57)	(86)	(719)	(57)	(92)
Medicare Part D subsidy	—	—	—	—	—	2
Settlement	(1)	—	—	—	—	—
Other	—	—	—	1	—	—
Foreign exchange impact	2	—	—	(4)	—	—
Fair value of plan assets at end of year	10,763	—	540	9,477	—	511
Funded status at end of year	$(353)	(572)	15	(652)	(557)	(44)
Amounts recognized on the balance sheet at end of year:
Assets	$1	—	44	1	—	—
Liabilities	(354)	(572)	(29)	(653)	(557)	(44)

Plans with Benefit Obligations in Excess of Plan Assets
Table 23.2 provides information for pension and post retirement plans with benefit obligations in excess of plan assets.

Table 23.2: Plans with Benefit Obligations in Excess of Plan Assets

	December 31, 2019		December 31, 2018
(in millions)	Pension Benefits	Other Benefits	Pension Benefits	Other Benefits
Projected benefit obligation	$11,653	N/A	10,640	N/A
Accumulated benefit obligation	11,634	29	10,627	555
Fair value of plan assets	10,727	—	9,429	511

Net Periodic Benefit Cost and Other Comprehensive Income
Table 23.3 presents the components of net periodic benefit cost and other comprehensive income (OCI).

Table 23.3: Net Periodic Benefit Cost and Other Comprehensive Income

	December 31, 2019			December 31, 2018			December 31, 2017
	Pension benefits			Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Service cost	$11	—	—	11	—	—	5	—	—
Interest cost (1)	419	22	23	392	21	21	412	24	28
Expected return on plan assets (1)	(567)	—	(28)	(641)	—	(31)	(652)	—	(30)
Amortization of net actuarial loss (gain) (1)	148	10	(17)	131	14	(18)	148	11	(9)
Amortization of prior service credit (1)	—	—	(10)	—	—	(10)	—	—	(10)
Settlement loss (1)	—	2	—	134	2	—	7	6	—
Net periodic benefit cost	11	34	(32)	27	37	(38)	(80)	41	(21)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	38	49	(47)	445	(27)	15	33	46	(128)
Amortization of net actuarial gain (loss)	(148)	(10)	17	(131)	(14)	18	(148)	(11)	9
Prior service cost	—	—	—	1	—	—	1	—	—
Amortization of prior service credit	—	—	10	—	—	10	—	—	10
Settlement	—	(2)	—	(134)	(2)	—	(8)	(6)	—
Total recognized in other comprehensive income	(110)	37	(20)	181	(43)	43	(122)	29	(109)
Total recognized in net periodic benefit cost and other comprehensive income	$(99)	71	(52)	208	(6)	5	(202)	70	(130)

(1)
Effective January 1, 2018, we adopted ASU 2017-07 – Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Accordingly, 2019 and 2018 balances are reported in other noninterest expense on the consolidated statement of income. For 2017, these balances were reported in employee benefits.

Benefits Recognized in Cumulative OCI
Table 23.4 provides the amounts recognized in cumulative OCI (pre-tax).

Table 23.4: Benefits Recognized in Cumulative OCI

	December 31, 2019			December 31, 2018
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Net actuarial loss (gain)	$3,226	186	(357)	3,336	149	(327)
Net prior service cost (credit)	1	—	(146)	1	—	(156)
Total	$3,227	186	(503)	3,337	149	(483)

Weighted Average Assumptions for Estimating Projected Benefit Obligation and Determining Net Periodic Benefit Cost	Table 23.5 presents the weighted-average assumptions used to estimate the projected benefit obligation.

Table 23.5: Weighted-Average Assumptions Used to Estimate Projected Benefit Obligation

	December 31, 2019			December 31, 2018
	Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	3.21%	3.03	3.10	4.30	4.20	4.24
Interest crediting rate	2.70	1.35	N/A	3.22	2.18	N/A

Table 23.6 presents the weighted-average assumptions used to determine the net periodic benefit cost.

Table 23.6: Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

	December 31, 2019			December 31, 2018			December 31, 2017
	Pension benefits			Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate (1)	4.30%	4.10	4.24	3.65	3.65	3.54	3.98	3.93	4.00
Interest crediting rate (1)	3.22	2.05	N/A	2.74	1.68	N/A	2.92	1.85	N/A
Expected return on plan assets	6.24	N/A	5.75	6.24	N/A	5.75	6.70	N/A	5.75
(1)
Includes the impact of interim re-measurements as applicable.

Projected Benefit Payments
Future benefits that we expect to pay under the pension and other benefit plans are presented in Table 23.7.

Table 23.7: Projected Benefit Payments

	Pension benefits
(in millions)	Qualified	Non- qualified	Other Benefits
Year ended December 31,
2020	$826	50	42
2021	811	48	42
2022	797	45	41
2023	738	44	40
2024	720	42	38
2025-2029	3,391	187	167

Pension and Other Benefits Plan Assets
Table 23.8 presents the classification of the fair value of the pension plan and other benefit plan assets in the fair value hierarchy. See Note 19 (Fair Values of Assets and Liabilities) for a description of the fair value hierarchy.

Table 23.8: Pension and Other Benefit Plan Assets

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2019
Cash and cash equivalents	$3	287	—	290	53	145	—	198
Long duration fixed income (1)	821	5,259	—	6,080	—	—	—	—
Intermediate (core) fixed income (2)	—	167	—	167	—	177	—	177
High-yield fixed income	—	217	—	217	—	—	—	—
International fixed income	33	97	—	130	—	—	—	—
Domestic large-cap stocks (3)	700	290	—	990	—	73	—	73
Domestic mid-cap stocks	210	113	—	323	—	19	—	19
Domestic small-cap stocks	201	9	—	210	—	11	—	11
Global stocks (4)	92	374	—	466	—	—	—	—
International stocks (5)	567	120	—	687	12	22	—	34
Emerging market stocks	—	249	—	249	—	—	—	—
Real estate	141	35	7	183	—	—	—	—
Hedge funds/absolute return	68	50	—	118	—	—	—	—
Other	57	48	9	114	4	—	24	28
Plan investments - excluding investments at NAV	$2,893	7,315	16	10,224	69	447	24	540
Investments at NAV (6)				478				—
Net receivables				61				—
Total plan assets				$10,763				540
December 31, 2018
Cash and cash equivalents	$2	284	—	286	69	22	—	91
Long duration fixed income (1)	902	4,414	—	5,316	—	—	—	—
Intermediate (core) fixed income (2)	—	118	—	118	—	183	—	183
High-yield fixed income	—	114	—	114	—	—	—	—
International fixed income	55	186	—	241	—	—	—	—
Domestic large-cap stocks (3)	582	238	—	820	—	115	—	115
Domestic mid-cap stocks	167	89	—	256	—	28	—	28
Domestic small-cap stocks	141	7	—	148	—	17	—	17
Global stocks (4)	72	357	—	429	—	—	—	—
International stocks (5)	449	110	—	559	9	40	—	49
Emerging market stocks	—	205	—	205	—	—	—	—
Real estate	148	33	14	195	—	—	—	—
Hedge funds/absolute return	63	32	—	95	—	—	—	—
Other	34	44	8	86	4	—	24	28
Plan investments - excluding investments at NAV	$2,615	6,231	22	8,868	82	405	24	511
Investments at NAV (6)				566				—
Net receivables				43				—
Total plan assets				$9,477				511

(1)
This category includes a diversified mix of assets, which are being managed in accordance with a duration target of approximately 10 years and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.

(2)
This category includes assets that are intermediate duration, investment grade bonds held in investment strategies benchmarked to the Bloomberg Barclays Capital U.S. Aggregate Bond Index, including U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.

(3)
This category covers a broad range of investment styles, including active, enhanced index and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across eight unique investment strategies with no single investment manager strategy representing more than 2.0% of total plan assets.

(4)
This category consists of five unique investment strategies providing exposure to broadly diversified, global equity investments, which generally have an allocation of 40-60% in U.S. domiciled equities and an equivalent allocation range in non-U.S. equities, with no single strategy representing more than 1.5% of total Plan assets.

(5)
This category includes assets diversified across four unique investment strategies providing exposure to companies in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.

(6)
Consists of certain investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

Fair Value Level 3 Pension and Other Benefit Plan Assets
Table 23.9 presents the changes in Level 3 pension plan and other benefit plan assets measured at fair value.

Table 23.9: Fair Value Level 3 Pension and Other Benefit Plan Assets

	Balance beginning of year	Gains (losses)		Purchases, sales and settlements (net)	Transfers Into/ (Out of) Level 3	Balance end of year
(in millions)		Realized	Unrealized (1)
Quarter ended December 31, 2019
Pension plan assets:
Real estate	$14	1	1	(9)	—	7
Other	8	—	2	(1)	—	9
Total pension plan assets	$22	1	3	(10)	—	16
Other benefits plan assets:
Other	$24	—	—	—	—	24
Total other benefit plan assets	$24	—	—	—	—	24
Quarter ended December 31, 2018
Pension plan assets:
Real estate	$20	(2)	(1)	(3)	—	14
Other	8	—	—	—	—	8
Total pension plan assets	$28	(2)	(1)	(3)	—	22
Other benefits plan assets:
Other	$23	1	—	—	—	24
Total other benefit plan assets	$23	1	—	—	—	24

(1)	All unrealized gains (losses) relate to instruments held at period end.

Other Expenses
Table 23.10 separately presents other expenses exceeding 1% of the sum of net interest income and total noninterest income in any of the years presented.

Table 23.10: Other Expenses

	Year ended December 31,
(in millions)	2019	2018	2017
Operating losses	$4,321	3,124	5,492
Outside professional services	3,198	3,306	3,813
Contract services (1)	2,489	2,192	1,638
Leases (2)	1,155	1,334	1,351
Advertising and promotion	1,076	857	614
Outside data processing	673	660	891
Other	3,840	4,129	3,789
Total other noninterest expense	$16,752	15,602	17,588

(1)	The amount for 2017 has been revised to conform with the current period presentation whereby temporary help is included in contract services rather than in all other noninterest expense.
(2)
Represents expenses for assets we lease to customers.